Capital Structure, Preferred Stock (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	40,000	40,000
Preferred stock shares outstanding (in shares)	40,000	40,000
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Number of Rights exercised (in shares)	0
Series B Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares issued (in shares)	40,000
Preferred stock shares outstanding (in shares)	40,000